UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)

(Zip code)

James W. Denney

1292 Gower Rd
Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Electric City Value Fund

Schedule of Investments
May 31, 2007 (Unaudited)
Shares/Principal Amount		Market	% of Net
		Value	Assets
COMMON STOCKS

Communications Services
4,000	XM Satellite Radio Holdings, Inc.*	$ 46,320	1.23%

Electronic Connectors
5,500	Tyco International, Ltd.	183,480	4.89%

Electronic and Other Electrical Equipment (No Computer Equipment)
3,000	General Electric Co.	112,740	3.00%

Fire, Marine, and Casualty Insurance
900	Allstate Corp.	55,350
30	Berkshire Hathaway Class B *	108,750
		164,100	4.37%
Household Audio and Video Equipment
8,600	Rockford Corp.*	21,586	0.57%

Instruments For Measuring and Testing of Electricity and Electric Signals
30,008	Electric & Gas Technology, Inc.*	5,251	0.14%

Investment Advice
4,000	Amvescap ADR	96,200
700	Value Line, Inc.	30,527
		126,727	3.37%
Metal Mining Serivces
670	Freeport Mcmoran Copper & Gold, Inc.	52,729	1.40%

Miscellaneous Fabricated Textile Products
14,200	Decorator Industries, Inc.	99,400	2.65%

Motor Vechicle Parts and Accessories
6,000	Superior Industries International, Inc.	135,480	3.61%

Commercial Banks
1,800	Bank of America Corp.	91,278
1,500	Citigroup, Inc.	81,735
1,000	Community Bank System, Inc.	20,560
470	Toronto Dominion Bank	32,468
		226,041	6.02%
Natural Gas Transmission
1,755	National Grid P L C	136,469	3.63%

Paperboard Mills
10,550	Mod-Pac Corp.*	104,234	2.78%

Petroleum Refining
600	Marathon Oil Corp.	74,286	1.98%

Pharmaceutical Preparations
2,500	Schering-Plough Corp.	81,850	2.18%

Plastics Material, Synthetic Resins, and Nonvulcanizable Elastomers
17,900	Landec Corp.*	243,440	6.48%

Prepackaged Software
6,500	Microsoft Corp.	199,485
11,276	Versant Corp.*	233,864
		433,349	11.54%
Real Estate
3,000	Tejon Ranch Co.*	147,810	3.94%

Retail - Catalog and Mail Order Houses
22,500	Varsity Group, Inc.*	22,950	0.61%

Retail - Eating Places
1,500	McDonalds Corp.	75,825	2.02%

Retail - Lumber and Other Building Materials Dealers
2,500	Home Depot, Inc.	97,175	2.59%

Savings Institutions, Federally Chartered
1,800	Washington Mutual, Inc.	78,696	2.10%

Services - Business Services, NEC
10,000	Onvia, Inc.*	83,500
312,400	Stockgroup Information System, Inc.*	318,648
		402,148	10.71%
Services - Personal Services
3,200	Steiner Leisure, Ltd.*	159,744	4.25%

Telephone and Telegraph Apparatus
8,000	Plantronics, Inc.	194,400	5.18%

Watches, Clocks, Clockwork Operated Devices and Parts
2,200	Movado Group, Inc.	73,326	1.95%

Water Transportation
1,800	Alexander & Baldwin, Inc.	96,282	2.56%

Wholesale - Checmicals and Allied Products
1,000	Ashland, Inc.	60,320	1.60%

Women's, Misses' and Juniors' Outerware
2,400	Liz Claiborne, Inc.	83,256	2.21%

Total for Common Stock (Cost $2,441,130)		3,739,414	99.56%

WARRANTS

15,000	Echo Healthcare Acquisition Corp.*	16,500

Total Warrants (Cost $17,550)		16,500	0.44%

CASH AND EQUIVALENTS
730	Fidelity Money Market Portfolio Select Class 5.17%	730	0.02%
	(Cost $730) (a)

	Total Investments (Cost $2,459,410)	3,756,644	100.02%

	Liabilities In Excess Of Other Assets	(699)	(0.02)%

	Net Assets	$ 3,755,945	100.00%

* Non-income producing security during the period
(a) Variable rate security: the coupon rate shown represents the yield at May 31, 2007.

NOTES TO FINANCIAL STATEMENTS
The Electric City Value Fund
1. SECURITY TRANSACTIONS

At May 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,459,410 amounted to $1,297,234 which consisted of aggregate gross unrealized appreciation of  $1,457,144 and aggregate gross unrealized depreciation of $159,910.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date July 26, 2007

* Print the name and title of each signing officer under his or her signature.